Goodwill and Intangible Assets - Indefinite Lived Intangible Assets (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 935,991	$ 833,758
Brands/tradename/trademarks
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	935,807	825,774
Other intangibles
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	184	$ 7,984
Ceratti | Tradenames
Carrying amounts for indefinite-lived intangible assets
Fair value of intangible assets	15,800
Fontanini | Tradenames
Carrying amounts for indefinite-lived intangible assets
Fair value of intangible assets	$ 100,400